Accrued Expenses - Summary of Accrued Expenses (Details) (10-Q) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued Payroll, Officers	$ 93,209	$ 31,343	$ 64,624
Accrued Payroll and Payroll Taxes	138,119	135,234	135,234
Accrued Interest	85,780	21,841	89,377
Refundable Advances	100,000	105,000
Accrued Expenses	$ 417,108	$ 293,418	$ 332,235